SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Merchandise	$ 777	$ 874
Raw materials and consumable supplies	23,845	22,821
Finished Goods	4,041	4,683
Total	$ 28,663	$ 28,378